SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—91.9%
Alabama—0.8%
$1,000,000	Tuscaloosa (County of), AL Industrial
	Development Authority (Hunt Refining), Series
	2019 A, Ref. RB	4.500%		05/01/2032	$1,097,220

Alaska—0.9%
1,000,000	Alaska Municipal Bond Bank Authority, Series
	2018 1, RB	5.000		02/01/2034	1,187,270

Arizona—3.7%
100,000	Arizona (State of) Industrial Development
	Authority (Mater Academy of Nevada Mountain
	Vista Campus Project), Series 2018 A, RB	5.250		12/15/2038	108,425
300,000	Festival Ranch Community Facilities District,
	Series 2019, GO Bonds	4.000		07/15/2034	335,466
350,000	Festival Ranch Community Facilities District,
	Series 2019, Ref. GO Bonds	4.000		07/15/2034	391,377
1,000,000	Maricopa (County of), AZ Industrial
	Development Authority (Benjamin Franklin
	Charter School), Series 2018, RB	6.000		07/01/2052	1,139,550
340,000	Maricopa County Pollution Control Corp.
	(Southern California Education Co.), Series
	2000 B, Ref. RB	5.000		06/01/2035	346,334
2,000,000	Salt Verde Financial Corp., Series 2007, RB	5.000		12/01/2037	2,670,220
					4,991,372

California—6.0%
1,000,000	California (State of) Municipal Finance
	Authority (LINXS APM), Series 2018, RB	5.000		12/31/2035	1,196,860
1,000,000	California (State of) Municipal Finance
	Authority, Series 2018, RB	5.000		12/31/2037	1,187,640
500,000	California (State of) Statewide Financing
	Authority, Series 2006 D, RB	9.840	[1]	06/01/2055	21,095
1,000,000	Norman Y Mineta San Jose International Airport
	SJC, Series 2017 A, Ref. RB	5.000		03/01/2041	1,179,770
1,670,000	Norman Y Mineta San Jose International Airport
	SJC, Series 2017 A, Ref. RB	5.000		03/01/2047	1,953,900
2,000,000	Oak Grove School District (Election of 2008),
	Series 2018 E, Ref. GO Bonds	0.000	[2]	08/01/2042	1,135,140
25,000	Oxnard (City of), CA, Series 2007, COP	4.625		09/01/2032	25,060
10,800,000	Silicon Valley Tobacco Securitization Authority,
	Series 2007 C, RB	7.049	[1]	06/01/2056	1,027,728

1 INVESCO OPPENHEIMER MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,000,000	Tobacco Securitization Authority of Southern
	California, Series 2006, RB	8.000%[1]		06/01/2046	$435,930
					8,163,123

Colorado—0.4%
500,000	Hunting Hill Metropolitan District, Series 2018,
	Ref. GO Bonds	5.625		12/01/2048	528,670

Connecticut—0.0%
15,000	South Central Connecticut Regional Water
	Authority, Series 2008, RB	4.500		08/01/2038	15,026

District of Columbia—2.5%
5,000	District of Columbia, Series 2007 A, RB	4.250		06/01/2037	5,000
1,500,000	Metropolitan Washington Airports Authority,
	Series 2014 A, Ref. RB	5.000		10/01/2053	1,602,240
1,500,000	Metropolitan Washington Airports Authority,
	Series 2019 A, RB	5.000		10/01/2040	1,833,945
					3,441,185

Florida—2.0%
2,510,000	JEA Water & Sewer System Revenue, Series
	2008 B-1, VRD RB	1.160	[3]	10/01/2036	2,510,000
100,000	Lake Helen (City of), FL (Ivy Hawn Charter
	School of the Arts), Series 2018 A, RB	5.750		07/15/2053	106,779
25,000	Miami Beach (City of), FL Health Facilities
	Authority (Mt. Sinai Medical Center), Series
	2014, Ref. RB	4.250		11/15/2034	25,040
					2,641,819

Georgia—5.3%
1,275,000	Atlanta (City of), GA (Beltline), Series 2016 A,
	Ref. RB	5.000		01/01/2026	1,278,863
1,035,000	Cobb (County of), GA Kennestone Hospital
	Authority, Series 2017, Ref. RAC	5.000		04/01/2042	1,209,139
100,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	5.750		12/01/2033	103,412
115,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	6.000		12/01/2038	119,103
285,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	6.250		12/01/2048	296,742
165,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	6.500		12/01/2053	173,220
1,900,000	Houston (County of), GA Hospital Authority
	(Houston Hospitals, Inc.), Series 2016 A, Ref. RB	5.000		10/01/2031	2,090,285
285,000	Main Street Natural Gas Inc., Series 2019 A, RB	5.000		05/15/2049	388,130
1,000,000	Municipal Electric Authority of Georgia, Series
	2018 HH, Ref. RB	5.000		01/01/2044	1,174,790
250,000	Oconee (County of), GA Industrial Development
	Authority, Series 2018 A-1, RB	6.375		12/01/2053	265,358

2 INVESCO OPPENHEIMER MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$100,000	Oconee (County of), GA Industrial Development
	Authority, Series 2018 A-2, RB	5.500%[3]	12/01/2053	$103,103
				7,202,145

Illinois—0.1%
25,000	Chicago (City of), IL (Direct Access Building
	Program), Series 2005 2A, GO Bonds	4.500	01/01/2028	25,051
30,000	Chicago (City of), IL (Direct Access Building
	Program), Series 2005 E-3A, GO Bonds	4.500	01/01/2028	30,062
100,000	Illinois (State of) Sports Facilities Authority,
	Series 2019, RB	5.000	06/15/2030	120,546
				175,659

Indiana—3.6%
2,500,000	Indiana (State of) Finance Authority, Series
	2019, Ref. RB	5.000	10/01/2048	3,048,950
1,500,000	Indianapolis Local Public Improvement Bond
	Bank (Courthouse and Jail), Series 2019 A, RB	5.000	02/01/2049	1,823,415
				4,872,365

Iowa—0.2%
100,000	Clear Lake (City of), IA, Series 2018, RB	6.000	10/01/2048	109,341
200,000	Iowa (State of) Tobacco Settlement Authority,
	Series 2005 C, RB	5.625	06/01/2046	200,034
				309,375

Kentucky—1.4%
1,500,000	Kentucky (State of) Property & Building
	Commission (Project No. 119), Series 2018, RB	5.000	05/01/2032	1,829,235

Louisiana—1.7%
2,000,000	New Orleans (City of), LA Aviation Board, Series
	2017 B, RB	5.000	01/01/2048	2,290,180

Massachusetts—2.3%
2,555,000	Massachusetts (Commonwealth of)
	Transportation Fund, Series 2017 A, RB	5.000	06/01/2047	3,049,214
5,000	Massachusetts (State of) Development Finance
	Agency, Series 2007, RB	4.500	09/01/2036	5,010
				3,054,224

Michigan—2.0%
150,000	Detroit (City of), MI Downtown Development
	Authority, Series 2018 A, Ref. RB	5.000	07/01/2043	166,494
1,350,000	Detroit (City of), MI Downtown Development
	Authority, Series 2018 A, Ref. RB	5.000	07/01/2048	1,495,786

3 INVESCO OPPENHEIMER MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$1,000,000	Michigan (State of) Finance Authority, Series
	2017, Ref. RB	5.250%	02/01/2032	$1,103,930
				2,766,210

Minnesota—13.0%
25,000	Anoka (County of), MN Housing &
	Redevelopment Authority (Fridley Medical
	Center), Series 2010 A, RB	6.625	05/01/2030	25,281
1,000,000	Anoka (County of), MN Housing &
	Redevelopment Authority (Woodland Park
	Apartments), Series 2011 A, RB	5.000	04/01/2027	1,002,220
650,000	Brooklyn Park (City of), MN (Athlos Leadership
	Academy), Series 2015 A, RB	5.500	07/01/2035	698,626
365,000	Buffalo (City of), MN (Central MN Senior
	Housing), Series 2006 A, Ref. RB	5.375	09/01/2026	365,157
10,000	Buffalo (City of), MN (Central MN Senior
	Housing), Series 2006 A, Ref. RB	5.500	09/01/2033	10,003
1,000,000	Chisago City (City of), MN (CDL Homes LLC),
	Series 2013 B, RB	6.000	08/01/2043	1,079,090
200,000	Cokato (City of), MN (Cokato Charitable Trust),
	Series 2006 A, Ref. RB	5.250	12/01/2026	200,068
750,000	Dakota (County of), MN Community
	Development Agency (Ebenezer Ridges Assisted
	Living), Series 2013 A, RB	5.750	11/01/2033	783,682
2,300,000	Dakota (County of), MN Community
	Development Agency, Series 2015, RB	6.000	08/01/2035	2,367,436
500,000	Hayward (City of), MN (St. John's Lutheran
	Home of Albert Lea), Series 2014, Ref. RB	5.375	10/01/2044	519,860
115,000	International Falls (City of), MN, Series 1999,
	Ref. RB	6.850	12/01/2029	116,605
250,000	Little Canada (City of), MN (PHS/Mayfield LLC),
	Series 2010, Ref. RB	6.000	12/01/2030	250,287
500,000	Maplewood (City of), MN (VOA Care Centers),
	Series 2005 A, Ref. RB	5.375	10/01/2024	500,475
2,973	Minneapolis & St. Paul (Cities of), MN Housing
	Finance Board, Series 2006 A2, RB	5.000	12/01/2038	2,975
14,052	Minneapolis & St. Paul (Cities of), MN Housing
	Finance Board, Series 2007 A-1, RB	5.250	12/01/2040	14,128
10,000	Minneapolis & St. Paul (Cities of), MN Housing
	Finance Board, Series 2007 A-2, RB	5.520	03/01/2041	10,144
500,000	Minneapolis (City of), MN, Series 2010, RB	6.000	12/01/2040	522,940
1,050,000	Minnesota (Sate of) Housing Finance Agency,
	Series 2013 B-1, RB	5.300	08/01/2044	1,141,151
500,000	Minnesota (State of) Higher Education Facilities
	Authority, Series 2017, Ref. RB	5.000	10/01/2040	564,320
750,000	Minnesota (State of) Municipal Power Agency,
	Series 2010 A, RB	5.250	10/01/2035	774,113
150,000	Minnesota (State of), MN Higher Education
	Facilities Authority (State Scholastic College),
	Series 2011, RB	6.000	12/01/2028	150,000

4 INVESCO OPPENHEIMER MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$500,000	Minnesota (State of), MN Higher Education
	Facilities Authority (State Scholastic College),
	Series 2011, RB	6.300%	12/01/2040	$500,000
1,000,000	Ramsey (City of), MN (Pact Charter School),
	Series 2013 A, Ref. RB	5.500	12/01/2033	1,053,250
750,000	Rochester (City of), MN (Olmsted Medical
	Center), Series 2010, RB	5.875	07/01/2030	768,443
175,000	St. Louis (City of), MN Park Economic
	Development Authority (Hoigaard Village),
	Series 2010, RB	5.000	02/01/2023	175,166
375,000	St. Paul (City of), MN Housing &
	Redevelopment Authority (Nova Classical
	Academy), Series 2011 A, RB	6.375	09/01/2031	401,048
500,000	St. Paul (City of), MN Housing &
	Redevelopment Authority (University Westgate
	Station), Series 2015 B, RB	5.250	04/01/2043	514,240
300,000	St. Paul (City of), MN Housing &
	Redevelopment Authority, Series 2004, RB	6.250	03/01/2029	287,190
1,375,000	St. Paul (City of), MN Port Authority, Series
	2007 1, RB	5.000	08/01/2036	1,377,681
900,000	Stillwater (City of), MN (Orleans Homes), Series
	2007, RB	5.375	02/01/2032	900,864
510,000	Stillwater (City of), MN (Orleans Homes), Series
	2007, RB	5.500	02/01/2042	510,408
				17,586,851

Missouri—3.3%
900,000	Boone (County of), MO (Boone Hospital
	Center), Series 2016, Ref. RB	5.000	08/01/2031	951,327
100,000	I-470 Western Gateway Transportation
	Development District, Series 2019 A, RB	5.250	12/01/2048	104,763
500,000	Missouri (State of) Health & Educational
	Facilities Authority (Maryville University St.
	Louis), Series 2019 A, RB	5.000	06/15/2045	581,435
2,395,000	St. Louis (City of), MO Land Clearance for
	Redevelopment Authority, Series 2018 A, RB	5.000	04/01/2048	2,792,666
				4,430,191

New Jersey—0.2%
95,000	New Jersey (State of) Economic Development
	Authority (Newark Downtown District
	Management Corp.), Series 2019, Ref. RB	5.125	06/15/2037	113,627
100,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	6.500	11/01/2052	114,544
				228,171

New York—10.5%
2,150,000	Hudson Yards Infrastructure Corp., Series 2017
	A, Ref. RB	5.000	02/15/2045	2,552,244

5 INVESCO OPPENHEIMER MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,000,000	Long Island (City of), NY Power Authority, Series
	2017, RB	5.000%		09/01/2042	$2,397,500
2,000,000	Metropolitan Transportation Authority, Series
	2014 B, RB	5.000		11/15/2044	2,242,160
1,395,000	New York (State of) Thruway Authority, Series
	2016 A, RB	5.250		01/01/2056	1,621,980
2,335,000	New York Liberty Development Corp. (Goldman
	Sachs Headquarters), Series 2005, Ref. RB	5.250		10/01/2035	3,180,247
2,000,000	Syracuse (City of), NY Industrial Development
	Agency (Carousel Center), Series 2016, Ref. RB	5.000		01/01/2034	2,191,580
					14,185,711

North Carolina—0.8%
10,000	Nash Health Care Systems, Series 2003, RB	5.000		11/01/2030	10,025
1,000,000	North (State of) Carolina Turnpike Authority,
	Series 2017 A, Ref. RB	5.000		07/01/2047	1,134,660
					1,144,685

Ohio—2.8%
1,000,000	Buckeye Tobacco Settlement Financing
	Authority, Series 2007 A-2, RB	5.750		06/01/2034	1,001,730
500,000	Gallia (County of), OH (Holzer Health System
	Obligated Group), Series 2012, Ref. RB	8.000		07/01/2042	560,745
2,000,000	Ohio (State of) Higher Educational Facility
	Commission (University Findlay), Series 2019,
	Ref. RB	5.000		03/01/2039	2,272,760
					3,835,235

Oregon—0.9%
1,250,000	Multnomah & Clackamas Counties School
	District No. 10JT Gresham-Barlow, Series 2019
	A, GO Bonds	3.606	[1]	06/15/2038	716,538
1,000,000	Multnomah & Clackamas Counties School
	District No. 10JT Gresham-Barlow, Series 2019
	A, GO Bonds	3.646	[1]	06/15/2039	549,770
					1,266,308

Pennsylvania—7.8%
1,500,000	Chester (County of), PA Industrial Development
	Authority (Longwood Gardens), Series 2019,
	RB4	4.000		12/01/2049	1,668,720
1,500,000	Chester (County of), PA Industrial Development
	Authority (Longwood Gardens), Series 2019,
	RB4	5.000		12/01/2044	1,840,965
145,000	Dallas Area Municipal Authority, Series 2019,
	Ref. RB	5.000		05/01/2039	164,639
560,000	Dallas Area Municipal Authority, Series 2019,
	Ref. RB	5.000		05/01/2048	627,015

6 INVESCO OPPENHEIMER MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$1,500,000	Luzerne (County of), PA Industrial Development
	Authority (American Water Co.), Series 2009,
	Ref. RB	5.500%		12/01/2039	$1,501,650
1,905,000	Pennsylvania (State of) Turnpike Commission,
	Series 2016 A1, RB	5.000		12/01/2041	2,191,855
1,475,000	Philadelphia (State of) Authority for Industrial
	Development (La Salle University), Series 2017,
	Ref. RB	5.000		05/01/2037	1,647,649
750,000	State Public School Building Authority, Series
	2016 A, Ref. RB	5.000		06/01/2031	884,460
					10,526,953

Rhode Island—0.2%
2,080,000	Tobacco Settlement Financing Corp., Series
	2007 A, RB	7.212	[1]	06/01/2052	278,179

South Carolina—1.3%
1,500,000	South Carolina (State of) Public Service
	Authority, Series 2015 A, Ref. RB	5.000		12/01/2050	1,694,730

Tennessee—0.1%
100,000	Metropolitan Development and Housing Agency
	(Fifth + Broadway Development), Series 2018,
	RB	5.125		06/01/2036	112,008

Texas—3.9%
100,000	Arlington Higher Education Finance Corp.
	(Winfree Academy Charter School), Series 2019,
	Ref. RB	5.750		08/15/2043	111,731
2,000,000	Austin Community College District Public
	Facility Corp. (Highland Campus Building 3000),
	Series 2018, RB	5.000		08/01/2042	2,392,320
500,000	Clifton Higher Education Finance Corp.
	(International Leadership), Series 2018 D, RB	6.125		08/15/2048	559,040
1,860,000	Texas Municipal Gas Acquisition & Supply Corp.
	I, Series 2008 D, RB	6.250		12/15/2026	2,164,668
					5,227,759

Utah—3.9%
1,000,000	Salt Lake City (City of), UT, Series 2018 A, RB	5.000		07/01/2043	1,190,560
2,000,000	Salt Lake City Corp., Series 2017 A, RB	5.000		07/01/2047	2,332,980

7 INVESCO OPPENHEIMER MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Utah (Continued)
$1,500,000	Salt Lake City Corp., Series 2017 B, RB	5.000%	07/01/2047	$1,776,945
				5,300,485

Virginia—0.8%
1,000,000	Farmville (Town of), VA Industrial Development
	Authority (Longwood University Student), Series
	2018 A, Ref. RB	5.000	01/01/2055	1,132,370

Washington—2.2%
2,000,000	Central Puget Sound Regional Transit Authority,
	Series 2016 S-1, RB	5.000	11/01/2046	2,967,040

Wisconsin—7.3%
500,000	Public Finance Authority (Barton College),
	Series 2018 A, RB	5.000	03/01/2048	527,465
500,000	Public Finance Authority (Beyond Boone LLC),
	Series 2019 A, RB	5.000	07/01/2035	598,405
1,000,000	Public Finance Authority (Evergreens Retirement
	Community), Series 2019, Ref. RB	5.000	11/15/2049	1,143,540
1,500,000	Public Finance Authority (Wingate University),
	Series 2018 A, Ref. RB	5.250	10/01/2048	1,725,720
1,235,000	Somers (Village of), WI, Series 2018 B, Ref. RB	4.850	06/01/2036	1,321,746
1,775,000	Wisconsin (State of) Public Finance Authority
	(Denver International Aiport Great Hall), Series
	2017, RB	5.000	09/30/2049	1,776,083
100,000	Wisconsin (State of) Public Finance Authority
	(North Carolina Leadership Academy), Series
	2019, RB	5.000	06/15/2039	107,302
2,100,000	Wisconsin (State of) Public Finance Authority,
	Series 2018, RB	5.000	07/01/2058	2,428,377
100,000	Wisconsin (State of) Public Finance Authority,
	Series 2019 A, RB	5.000	07/01/2058	113,365
100,000	Wisconsin (State of) Public Finance Authority,
	Series 2019 A, RB	5.375	06/01/2044	104,158
100,000	Wisconsin (State of) Public Finance Authority,
	Series 2019 A, RB	5.500	06/01/2054	103,980
				9,950,141

Total Investments, at Value (Cost $115,889,220)—91.9%				124,431,895
Net Other Assets (Liabilities)—8.1				11,011,676
Net Assets—100.0%				$135,443,571

Footnotes to Schedule of Investments
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8 INVESCO OPPENHEIMER MUNICIPAL FUND

Footnotes to Schedule of Investments (Continued)
3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
GO	General Obligation
HH	Harmony Heights, Inc.
PHS	Pinnacle Health System
RAC	Revenue Anticipation Certificates
RB	Revenue Bonds
Ref.	Refunding
VOA	Volunteers of America

9 INVESCO OPPENHEIMER MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

 Note 1 – Additional Valuation Information

As of November 30, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

10 INVESCO OPPENHEIMER MUNICIPAL FUND